Property and equipment (Details) - JPY (¥)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	¥ 1,909,000,000	¥ 1,973,000,000
Property, plant and equipment including right-of-use assets at end of period	1,464,000,000	1,909,000,000
Provisions made during the year	0	339,000,000
Property, plant and equipment, pledged as collateral	0	0
Leasehold improvements
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	338,000,000	3,000,000
Property, plant and equipment including right-of-use assets at end of period	241,000,000	338,000,000
Equipment and fixtures
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	32,000,000	24,000,000
Property, plant and equipment including right-of-use assets at end of period	92,000,000	32,000,000
Construction in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0	299,000,000
Property, plant and equipment including right-of-use assets at end of period	0	0
Total gross carrying amount
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,723,000,000	3,672,000,000
Additions	70,000,000	548,000,000
Additions (transferred from Construction in progress)	0	0
Additions (business combination)	27,000,000	2,000,000
Sales and disposals	(3,000,000)	(1,499,000,000)
Foreign currency translation	0
Property, plant and equipment including right-of-use assets at end of period	2,817,000,000	2,723,000,000
Total gross carrying amount | Leasehold improvements
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	541,000,000	253,000,000
Property, plant and equipment including right-of-use assets at end of period	541,000,000	541,000,000
Total gross carrying amount | Equipment and fixtures
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	121,000,000	149,000,000
Property, plant and equipment including right-of-use assets at end of period	203,000,000	121,000,000
Total gross carrying amount | Construction in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0	299,000,000
Property, plant and equipment including right-of-use assets at end of period	0	0
Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(815,000,000)	(1,700,000,000)
Sales and disposals	3,000,000	1,496,000,000
Other	0
Foreign currency translation	0
Property, plant and equipment including right-of-use assets at end of period	(1,355,000,000)	(815,000,000)
Accumulated depreciation, amortisation and impairment | Profit or loss
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	(420,000,000)	(511,000,000)
Accumulated depreciation, amortisation and impairment | Intangible assets other than goodwill
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	(122,000,000)	(100,000,000)
Accumulated depreciation, amortisation and impairment | Leasehold improvements
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(205,000,000)	(250,000,000)
Property, plant and equipment including right-of-use assets at end of period	(301,000,000)	(205,000,000)
Accumulated depreciation, amortisation and impairment | Equipment and fixtures
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(88,000,000)	(125,000,000)
Property, plant and equipment including right-of-use assets at end of period	(111,000,000)	(88,000,000)
Accumulated depreciation, amortisation and impairment | Construction in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0	0
Property, plant and equipment including right-of-use assets at end of period	0	0
Right-of-use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,539,000,000	1,647,000,000
Property, plant and equipment including right-of-use assets at end of period	1,131,000,000	1,539,000,000
Right-of-use assets | Total gross carrying amount
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,061,000,000	2,972,000,000
Additions	0	418,000,000
Additions (transferred from Construction in progress)	0	0
Additions (business combination)	12,000,000	0
Sales and disposals	0	(1,329,000,000)
Foreign currency translation	0
Property, plant and equipment including right-of-use assets at end of period	2,073,000,000	2,061,000,000
Right-of-use assets | Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(522,000,000)	(1,325,000,000)
Sales and disposals	0	1,329,000,000
Other	0
Foreign currency translation	0
Property, plant and equipment including right-of-use assets at end of period	(943,000,000)	(522,000,000)
Right-of-use assets | Accumulated depreciation, amortisation and impairment | Profit or loss
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	(299,000,000)	(426,000,000)
Right-of-use assets | Accumulated depreciation, amortisation and impairment | Intangible assets other than goodwill
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	(122,000,000)	(100,000,000)
Property, plant and equipment | Total gross carrying amount | Leasehold improvements
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	0	3,000,000
Additions (transferred from Construction in progress)	0	406,000,000
Additions (business combination)	0	2,000,000
Sales and disposals	0	(122,000,000)
Foreign currency translation	0
Property, plant and equipment | Total gross carrying amount | Equipment and fixtures
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	70,000,000	7,000,000
Additions (transferred from Construction in progress)	0	13,000,000
Additions (business combination)	15,000,000	0
Sales and disposals	(3,000,000)	(48,000,000)
Foreign currency translation	0
Property, plant and equipment | Total gross carrying amount | Construction in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	0	120,000,000
Additions (transferred from Construction in progress)	0	(419,000,000)
Additions (business combination)	0	0
Sales and disposals	0	0
Foreign currency translation	0
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Leasehold improvements
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Sales and disposals	0	122,000,000
Other	0
Foreign currency translation	0
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Leasehold improvements | Profit or loss
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	(96,000,000)	(77,000,000)
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Leasehold improvements | Intangible assets other than goodwill
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	0	0
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Equipment and fixtures
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Sales and disposals	3,000,000	45,000,000
Other	0
Foreign currency translation	0
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Equipment and fixtures | Profit or loss
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	(26,000,000)	(8,000,000)
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Equipment and fixtures | Intangible assets other than goodwill
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	0	0
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Construction in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Sales and disposals	0	0
Other	0
Foreign currency translation	0
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Construction in progress | Profit or loss
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	0	0
Property, plant and equipment | Accumulated depreciation, amortisation and impairment | Construction in progress | Intangible assets other than goodwill
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Depreciation, property, plant and equipment	¥ 0	¥ 0